Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands		Previously Reported Common Stock		Previously Reported Additional Paid-in Capital	Previously Reported Treasury Stock	Previously Reported Accumulated Deficit	Previously Reported	Common Stock		Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Total
Balance at Dec. 31, 2020								$ 11		$ 28,411		$ (27,491)	$ 931
Balance (in Shares) at Dec. 31, 2020								814,654
Issuance of Shares of Common Stock, net of issuance expenses	[1]							$ 3		10,611			10,614
Issuance of Shares of Common Stock, net of issuance expenses (in Shares)	[1]							214,669
Issuance of Warrants										4			4
Shares issued for services and for employees									[2]	611			611
Shares issued for services and for employees (in Shares)								11,026
Share based Compensation										2,172			2,172
Shares issued due to exercise of Warrants, net of issuance expenses	[3]							$ 1		5,764			5,765
Shares issued due to exercise of Warrants, net of issuance expenses (in Shares)	[3]							111,881
Shares issued due to conversion of Convertible Note									[2]	81			81
Shares issued due to conversion of Convertible Note (in Shares)								2,326
Return of Commitment Shares									[2]
Return of Commitment Shares (in Shares)								(3,349)
Net income (loss)												(10,728)	(10,728)
Balance at Dec. 31, 2021		$ 1		$ 47,668		$ (38,219)	$ 9,450	$ 15		47,654		(38,219)	9,450
Balance (in Shares) at Dec. 31, 2021		1,157,207						1,151,207
Shares issued for services and for employees				537			537
Net income (loss)						(3,624)	(3,624)						(3,624)
Balance at Mar. 31, 2022		$ 1		48,205		(41,843)	6,363
Balance (in Shares) at Mar. 31, 2022		1,157,207
Balance at Dec. 31, 2021		$ 1		47,668		(38,219)	9,450	$ 15		47,654		(38,219)	9,450
Balance (in Shares) at Dec. 31, 2021		1,157,207						1,151,207
Issuance of Shares of Common Stock, net of issuance expenses	[4]							$ 4		2,685			2,689
Issuance of Shares of Common Stock, net of issuance expenses (in Shares)	[4]							324,928
Shares issued for services									[5]	110			110
Shares issued for services (in Shares)								7,693
Share based Compensation										1,587			$ 1,587
Issuance of Shares of Common due to acquisition of an asset (in Shares)													7,693
Treasury stock									[5]		(29)		$ (29)
Treasury stock (in Shares)								(10,183)					10,183
Net income (loss)												(14,531)	$ (14,531)
Balance at Dec. 31, 2022		$ 2		52,053	$ (29)	(52,750)	(724)	$ 19		$ 52,036	$ (29)	$ (52,750)	(724)
Balance (in Shares) at Dec. 31, 2022		1,473,645						1,473,645
Issuance of Shares of Common Stock, net of issuance expenses	[6]		[7]	4,319			4,319
Issuance of Shares of Common Stock, net of issuance expenses (in Shares)	[6]	291,376
Shares issued for services			[7]	136			136
Shares issued for services (in Shares)		27,759
Shares issued due to a settlement			[7]	120			120
Shares issued due to a settlement (in Shares)		15,385
Share based Compensation				27			27
Issuance of Shares of Common due to acquisition of an asset			[7]	700			700
Issuance of Shares of Common due to acquisition of an asset (in Shares)		295,282
Treasury stock					(4)		(4)
Treasury stock (in Shares)		(227)
Reverse split
Reverse split (in Shares)		145
Net income (loss)						(1,695)	(1,695)						(1,695)
Balance at Mar. 31, 2023		$ 2		$ 57,355	$ (33)	$ (54,445)	$ 2,879						$ 2,879
Balance (in Shares) at Mar. 31, 2023		2,103,365

[1]	Issuance expenses totaled to $1,386
[2]	Less than $1.
[3]	Issuance expenses totaled to $499
[4]	Issuance expenses totaled to $311
[5]	Less than $1.
[6]	Issuance expenses totaled to $681
[7]	Less than $1.